Promissory Notes Payable - Schedule of Promissory Notes Outstanding Interest Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Accretion expense	$ 118,388	$ 33,869	$ 359,267	$ 734,589
Repayments of promissory note	(1,859,612)		(158,094)
Promissory Notes Payable [Member]
Beginning Balance	248,478
Proceeds on issuance			300,000
Warrant valuation			(206,523)
Accretion expense	51,522		155,001
Debt settlement	(189,342)
Repayments of promissory note	(110,658)
Ending Balance	$ 218,281		$ 248,478